Financial Instruments and Fair Value Disclosures (Narrative) (Details) - USD ($) $ in Thousands						12 Months Ended
	Jun. 09, 2023	Feb. 08, 2023	Feb. 01, 2023	Dec. 15, 2022	Sep. 20, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value						$ 119,100	$ 125,000
Gain on related party investments (Note 5(a))						1,502	589	$ 0
Non-cash investment acquired						10,000	$ 0
OceanPal [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on related party investments (Note 5(a))	$ 761			$ 589
Equity Securities, fair value	10,761			18,189
Issuance of new shares					25,000
Investments, fair value					$ 17,600
Number of shares acquired, part of consideration provided from sale asset		13,157
Non-cash investment acquired		$ 10,000
Melia [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Non-cash investment acquired			$ 10,000
Level 2 [Member] | OceanPal [Member] | Series D Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on related party investments (Note 5(a))	761			589
Equity Securities, fair value	$ 10,761			$ 18,189
8.375% Senior Unsecured Bond.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value						119,100
8.375% Senior Unsecured Bond. | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value						$ 118,505